Revenue - Management Fee Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	$ 6,493	$ 1,743
Amounts due to related parties	3,926	11,790
Related Parties | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	1,300	1,400
Amounts due to related parties	$ 100	$ 200